Document and Entity Information	Jun. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2016
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Sep. 14, 2015
MFS® Blended Research® Small Cap Equity Fund | A
Prospectus:
Trading Symbol	BRSDX
MFS® Blended Research® Small Cap Equity Fund | B
Prospectus:
Trading Symbol	BRSBX
MFS® Blended Research® Small Cap Equity Fund | C
Prospectus:
Trading Symbol	BRSHX
MFS® Blended Research® Small Cap Equity Fund | I
Prospectus:
Trading Symbol	BRSJX
MFS® Blended Research® Small Cap Equity Fund | R1
Prospectus:
Trading Symbol	BRSPX
MFS® Blended Research® Small Cap Equity Fund | R2
Prospectus:
Trading Symbol	BRSSX
MFS® Blended Research® Small Cap Equity Fund | R3
Prospectus:
Trading Symbol	BRSTX
MFS® Blended Research® Small Cap Equity Fund | R4
Prospectus:
Trading Symbol	BRSUX
MFS® Blended Research® Small Cap Equity Fund | R5
Prospectus:
Trading Symbol	BRSYX
MFS® Blended Research® Small Cap Equity Fund | 529A
Prospectus:
Trading Symbol	BRSNX
MFS® Blended Research® Small Cap Equity Fund | 529B
Prospectus:
Trading Symbol	BRSQX
MFS® Blended Research® Small Cap Equity Fund | 529C
Prospectus:
Trading Symbol	BRSWX